UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of November 30, 2007 (Unaudited)

	Moody's Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.4%
ASSET BACKED SECURITIES 1.2%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)	Ba2	12.09%		1/30/16	$5,000	$5,068,500
CSAM Funding Corp. 1 (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)	Ba2	11.36	(j)	3/29/16	7,000	6,580,000
Landmark lV CDO Ltd. (Cayman Islands)(i)	Ba2	11.51	(j)	12/15/16	3,500	3,261,016
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(k)	Caa3	11.91	(j)	6/15/13	3,320	1,161,899

Total asset backed securities						16,071,415

CORPORATE BONDS 94.5%
Aerospace/Defense 2.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(i)	Ba2	8.00		11/15/14	200	207,000
DRS Technologies, Inc.,
Gtd. Notes	B3	6.88		11/1/13	1,000	987,500
Gtd. Notes(f)	B3	7.63		2/1/18	5,130	5,219,775
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75		6/15/13	3,150	3,205,125
L-3 Communications Corp.,
Sr. Notes	Ba3	6.38		10/15/15	4,750	4,702,500
Sr. Sub. Notes	Ba3	7.63		6/15/12	5,575	5,721,343
Sr. Unsec’d. Notes	Ba3	6.13		1/15/14	1,000	977,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25		1/15/15	2,000	1,940,000
Sequa Corp.,
Sec’d. Notes	B2	9.00		8/1/09	1,375	1,471,250
Sr. Notes, Ser. B(f)	B2	8.88		4/1/08	3,775	3,822,188
TransDigm, Inc., Gtd. Notes	B3	7.75		7/15/14	130	131,300

						28,385,481

Airlines 0.8%
American Airlines, Inc., Certs., Ser. 91-A2(k)	B2	10.18		1/2/13	1,994	1,990,326
AMR Corp., Notes	CCC+(a)	10.40		3/10/11	4,450	4,455,563
Calair Capital LLC, Gtd. Notes	B3	8.13		4/1/08	2,980	2,976,275
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.75		3/15/17	1,127	1,076,217

						10,498,381

Automotive 3.6%
Ford Motor Co., Bank Loan(k)	Ba3	8.21		12/15/13	5,955	5,553,038
Ford Motor Co., Notes	Caa1	7.45		7/16/31	325	245,375
Ford Motor Credit Co. LLC,
Bonds(f)	B1	7.38		2/1/11	820	747,870
Notes	B1	7.00		10/1/13	200	174,677
Notes	B1	7.88		6/15/10	21,785	20,220,727
Sr. Notes	B1	7.25		10/25/11	425	383,669

General Motors Corp., (f)
Debs.	Caa1	8.25		7/15/23	700	574,000
Notes	Caa1	7.20		1/15/11	12,640	11,755,200
Sr. Notes	Caa1	7.12		7/15/13	950	826,500
Goodyear Tire & Rubber Co. (The), Sr. Notes	Ba3	9.00		7/1/15	221	235,365
Lear Corp., Sr. Notes	B3	8.75		12/1/16	1,800	1,656,000
TRW Automotive, Inc., Sr. Notes, 144A(f)	Ba3	7.25		3/15/17	4,225	3,918,688
Visteon Corp., Notes	Caa2	7.00		3/10/14	2,190	1,691,775

						47,982,884

Banking 0.9%
Banco BMG SA (Brazil), Notes, 144A(i)	Ba1	9.15		1/15/16	4,750	4,868,750
Halyk Savings Bank of Kazakhstan (Kazakhstan), Notes, 144A(i)	Baa3	8.13		10/7/09	1,620	1,626,075
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Baa3	7.25		5/3/17	4,500	3,886,875
Kazkommerts Int’l. BV (Netherlands), Gtd. Notes, 144A(i)	Ba1	7.00		11/3/09	2,210	2,022,150

						12,403,850

Building Materials & Construction 0.3%
Goodman Global Holdings, Inc., Sr. Notes	B1	8.36	(j)	6/15/12	1,212	1,210,485
Nortek, Inc., Sr. Sub. Notes(f)	B3	8.50		9/1/14	3,185	2,579,850

						3,790,335

Cable 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75		11/15/13	800	782,000
Charter Communications Holding LLC,
Bank Loan(k)	B1	6.984		9/6/14	7,500	6,979,328
Gtd. Notes(f)	NR	11.00		10/1/15	125	108,438
Sr. Notes(f)	Caa3	10.00		5/15/14	983	626,663
Sr. Notes(f)	Caa2	11.00		10/1/15	9,217	8,018,789
Sr. Notes(f)	Caa3	11.13		1/15/14	4,434	2,970,780
Sr. Notes(f)	Caa3	11.75		5/15/14	3,000	2,040,000
Sr. Notes(f)	Caa3	13.50		1/15/14	2,000	1,530,000
CSC Holdings, Inc.,
Debs.	B2	7.63		7/15/18	3,110	2,830,100
Debs.	B2	7.88		2/15/18	725	670,625
Sr. Notes(f)	B2	7.88		12/15/07	4,500	4,501,383
Sr. Notes, Ser. B	B2	7.63		4/1/11	2,125	2,082,500
Sr. Notes, Ser. B(f)	B2	8.13		7/15/09	7,175	7,246,749
Sr. Unsec’d. Notes	B2	6.75		4/15/12	425	398,438
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50		10/15/15	1,750	1,557,500
Mediacom LLC, Sr. Unsec’d. Notes	B3	9.50		1/15/13	3,250	3,022,500
Videotron Ltee (Canada),(i)
Gtd. Notes	Ba1	6.88		1/15/14	1,570	1,503,275
Sr. Notes	Ba1	6.38		12/15/15	3,525	3,251,813
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(i)	B2	9.13		8/15/16	1,125	1,119,375

						51,240,256

Capital Goods 7.1%
Actuant Corp., Sr. Notes, 144A(f)	Ba2	6.88	6/15/17	2,975	2,900,625
ALH Finance LLC, Sr. Sub. Notes(f)	B3	8.50	1/15/13	2,400	2,256,000
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	7.13	5/15/16	800	798,000
Sr. Notes(f)	B1	7.25	3/15/15	1,705	1,696,475
Sr. Notes, Ser. B	B1	5.75	2/15/11	4,320	4,206,600
Ashtead Capital, Inc., Notes, 144A(f)	B1	9.00	8/15/16	3,835	3,374,800
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(f)(i)	B1	8.63	8/1/15	6,475	5,633,250
Baldor Electric Co., Gtd. Notes(f)	B3	8.63	2/15/17	4,125	4,228,125
Blount, Inc., Sr. Sub. Notes	B2	8.88	8/1/12	7,700	7,699,999
Capital Safety Group Ltd., (k)
Bank Loan	B1	7.63	7/20/15	2,728	2,670,348
Bank Loan	B1	8.31	7/20/16	7,272	7,080,794
Chart Industries, Inc., Sr. Sub. Notes	B3	9.13	10/15/15	270	279,450
Columbus McKinnon Corp., Sr. Sub. Notes	B1	8.88	11/1/13	4,245	4,372,350
GrafTech Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	2,000	2,060,000
Hertz Corp., Sr. Notes	B1	8.88	1/1/14	11,940	11,939,999
Invensys PLC (United Kingdom), Sr. Notes, 144A(i)(k)	B2	9.88	3/15/11	324	341,010
JohnsonDiversey Holding, Inc.,
Sr. Disc. Notes	Caa1	10.67	5/15/13	3,745	3,745,000
Sr. Sub. Notes, Ser. B	B3	9.63	5/15/12	1,450	1,479,000
Mobile Mini, Inc., Gtd. Notes	B1	6.88	5/1/15	1,500	1,357,500
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,535	6,469,650
Rental Service Corp., Gtd. Notes(f)	Caa1	9.50	12/1/14	4,730	4,387,075
Stena AB (Sweden), Sr. Notes(i)	Ba3	7.50	11/1/13	4,900	4,814,250
Terex Corp.,
Gtd. Notes	Ba2	7.38	1/15/14	1,000	1,005,000
Sr. Sub. Notes(f)	Ba3	8.00	11/15/17	4,750	4,773,750
United Rentals North America, Inc., Sr. Notes	Caa1	6.50	2/15/12	4,205	4,005,263

					93,574,313

Chemicals 3.8%
Equistar Chemicals Funding LP,
Gtd. Notes	B1	10.13	9/1/08	4,046	4,187,610
Sr. Notes	B1	10.63	5/1/11	1,716	1,793,220
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	2,500	2,406,250
Huntsman Co. LLC, Gtd. Notes	Ba1	11.63	10/15/10	3,000	3,180,000
Huntsman International LLC, Gtd. Notes(k)	Ba3	11.50	7/15/12	660	712,800
INEOS Group Holdings, Inc. (United Kingdom), Notes, 144A(f)(i)	B3	8.50	2/15/16	1,875	1,687,500
Koppers, Inc., Gtd. Notes	B2	9.88	10/15/13	5,979	6,277,950
Lyondell Chemical Co.,
Gtd. Notes(f)	B1	6.88	6/15/17	3,000	3,405,000
Gtd. Notes	B1	8.00	9/15/14	100	113,250
Gtd. Notes	B1	8.25	9/15/16	3,050	3,576,125
Gtd. Notes	Ba2	10.50	6/1/13	4,110	4,397,700
Momentive Performance Materials, Inc., 144A
Sr. Notes	B3	9.75	12/1/14	4,865	4,512,288
Sr. Sub. Notes(f)	Caa2	11.50	12/1/16	750	665,625
Mosaic Co., 144A
Sr. Notes(f)	Ba1	7.38	12/1/14	2,155	2,273,525
Sr. Notes	Ba1	7.63	12/1/16	1,850	1,979,500

Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	7,940	8,019,400
Sr. Sub. Notes(f)	B3	8.88	11/15/13	480	499,200

					49,686,943

Consumer 2.1%
Corrections Corp. of America., Gtd. Notes	Ba2	6.75	1/31/14	130	130,488
Levi Straus & Co.,
Sec’d. Notes(f)	B2	8.88	4/1/16	1,125	1,096,875
Sr. Unsub. Notes	B2	9.75	1/15/15	2,230	2,238,363
Mac-Gray Corp., Sr. Unsec’d. Notes	B2	7.63	8/15/15	425	414,375
Realogy Corp., 144A
Sr. Notes(f)	Caa1	10.50	4/15/14	1,750	1,316,875
Sr. Notes(f)	Caa1	11.00	4/15/14	3,500	2,441,250
Sr. Sub. Notes	Caa2	12.38	4/15/15	19,575	12,821,624
Service Corp. Int’l.,
Sr. Notes	B1	6.75	4/1/16	5,500	5,197,500
Sr. Notes	B1	7.00	6/15/17	2,000	1,885,000
Sr. Unsec’d. Notes	B1	7.63	10/1/18	200	198,500

					27,740,850

Electric 10.9%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,625	2,730,000
Sr. Notes, 144A(f)	B1	8.00	10/15/17	3,000	2,985,000
Sr. Notes	B1	9.38	9/15/10	6,950	7,236,688
Sr. Notes(f)	B1	9.50	6/1/09	6,635	6,842,344
AES Eastern Energy LP, Certs., Ser. A(k)	Ba1	9.00	1/2/17	5,439	5,888,097
CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	4,060	4,370,720
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.88	4/1/11	1,050	1,008,000
Sr. Unsec’d. Notes	B2	7.50	6/1/15	3,050	2,806,000
Sr. Unsec’d. Notes(f)	B2	8.38	5/1/16	4,225	4,061,281
Edison Mission Energy,
Sr. Unsec’d. Notes	B1	7.00	5/15/17	7,500	7,181,250
Sr. Unsec’d. Notes	B1	7.63	5/15/27	1,135	1,058,388
Sr. Unsec’d. Notes	B1	7.75	6/15/16	250	252,500
Energy Future Holdings Corp.,
Gtd. Notes, 144A(f)	B3	10.88	11/1/17	4,400	4,312,000
Sr. Unsec. Notes	Caa1	6.38	1/1/08	1,500	1,498,743
Intergen NV (Netherlands), Sec’d. Notes, 144A(i)	Ba3	9.00	6/30/17	5,050	5,302,500
Midwest Generation LLC, Certs.,
Ser. A	Baa3	8.30	7/2/09	3,339	3,388,600
Ser. B	Baa3	8.56	1/2/16	697	743,238
Mirant Americas Generations LLC, Sr. Notes	Caa1	8.30	5/1/11	5,200	5,187,000
Mirant Corp., Sr. Notes, 144A(k)	NR	7.40	7/15/49	2,600	26
Mirant North America LLC, Ser. WI(f)	B2	7.38	12/31/13	3,105	3,112,763
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25	6/1/11	2,465	2,721,883
NRG Energy,
Bank Loan(k)	Ba1	7.348	2/1/13	2,050	1,948,938
Bank Loan(k)	Ba1	7.348	2/1/13	4,925	4,682,780
Bank Loan(k)	B2	8.098	6/8/14	1,577	1,513,206
Gtd. Notes	B1	7.25	2/1/14	300	293,250
Gtd. Notes(f)	B1	7.38	1/15/17	3,100	3,030,250
Sr. Notes	B1	7.38	2/1/16	8,650	8,476,999

NSG Holdings LLC, Sec’d. Notes, 144A	Ba2	7.75	12/15/25	150	148,125
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	6,235	6,796,150
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50	6/15/11	400	417,004
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C(k)	Ba2	9.68	7/2/26	3,600	3,798,000
Reliant Energy, Inc., Gtd. Notes(f)	B2	6.75	12/15/14	370	369,075
Roseton/Danskammer., Ser. A, Pass-thru Certs.	Ba3	7.27	11/8/10	162	163,314
Sierra Pacific Power Co., Sr. Notes	Ba3	8.63	3/15/14	2,165	2,305,729
Sierra Pacific Resources, Sr. Unsec’d. Notes(f)	Ba3	6.75	8/15/17	675	655,429
Teco Energy, Inc., Sr. Notes	Ba1	7.50	6/15/10	1,000	1,070,389
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00	6/30/21	149	153,839
Texas Competitive Electric Holdings Co. LLC,
Bank Loan(k)	Ba3	8.60	10/10/14	20,000	19,654,539
Gtd. Notes, 144A	B3	10.25	11/1/15	8,250	7,940,625
Sr. Unsec’d. Notes, 144A	B3	10.25	11/1/15	7,000	6,963,670

					143,068,332

Energy - Integrated 0.2%
TNK-BP Finance (Luxembourg), 144A(f)(i)	Baa2	7.50	7/18/16	2,200	2,126,080

Energy - Other 4.1%
Chesapeake Energy Corp.,
Gtd. Notes(f)	Ba2	7.50	6/15/14	25	25,563
Sr. Notes	Ba2	6.38	6/15/15	4,775	4,584,000
Sr. Notes(f)	Ba2	6.50	8/15/17	315	302,400
Sr. Notes(f)	Ba2	6.88	1/15/16	2,995	2,942,588
Sr. Notes(f)	Ba2	7.00	8/15/14	2,950	2,950,000
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes(f)(i)	Ba3	7.50	5/15/15	645	649,838
Forest Oil Corp.,
Sr. Notes, 144A	B1	7.25	6/15/19	2,550	2,524,500
Sr. Notes	B1	8.00	6/15/08	1,260	1,269,450
McMoRan Exploration Co., Gtd. Notes(f)	Caa1	11.88	11/15/14	3,500	3,552,500
Newfield Exploration Co.,
Sr. Sub. Notes(f)	Ba3	6.63	9/1/14	7,260	7,114,800
Sr. Sub. Notes	Ba3	6.63	4/15/16	2,600	2,548,000
OPTI Canada, Inc. (Canada), Gtd. Notes, 144A(f)(i)	B1	8.25	12/15/14	2,220	2,186,700
Parker Drilling Co., Sr. Notes	B2	9.63	10/1/13	3,900	4,153,500
Petrohawk Energy Corp., Notes	B3	9.13	7/15/13	4,850	5,092,500
Petroplus Finance Ltd. (Bermuda), 144A(i)
Gtd. Notes(f)	B1	6.75	5/1/14	2,500	2,325,000
Gtd. Notes	B1	7.00	5/1/17	1,450	1,334,000
Pioneer Natural Resources Co.,
Sr. Notes	Ba1	5.88	7/15/16	1,050	957,488
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	5,675	5,433,079
Plains Exploration & Production Co., Gtd. Notes	B1	7.00	3/15/17	100	95,000
Pride International, Inc., Sr. Notes	Ba2	7.38	7/15/14	1,350	1,383,750
Tesoro Corp.,
Gtd. Notes	Ba1	6.50	6/1/17	1,900	1,876,250
Sr. Notes	Ba1	6.25	11/1/12	515	514,356
Sr. Notes	Ba1	6.63	11/1/15	550	544,500

					54,359,762

Foods 2.2%
Ahold Finance USA, Inc.,(f)
Gtd. Notes	Baa3	6.88	5/1/29	650	685,038
Notes	Baa3	8.25	7/15/10	1,840	1,995,031
Albertson’s, Inc.,
Debs.(f)	B1	7.45	8/1/29	2,850	2,715,275
Debs.	B1	8.70	5/1/30	1,850	2,000,398
Sr. Notes	B1	7.50	2/15/11	270	282,737
Aramark Corp., Gtd. Notes(f)	B3	8.50	2/1/15	7,325	7,352,468
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	425	392,063
Delhaize America, Inc., Gtd. Notes	Baa3	9.00	4/15/31	532	632,056
Dole Food, Inc., Gtd. Notes	Caa1	7.25	6/15/10	629	575,535
Ingles Markets, Inc., Gtd. Notes	B3	8.88	12/1/11	270	272,700
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,625	3,507,187
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	2/1/12	1,910	1,957,750
Smithfield Foods, Inc., Sr. Notes(f)	Ba3	8.00	10/15/09	405	411,075
Stater Brothers Holdings, Inc.,
Gtd. Notes	B2	7.75	4/15/15	2,800	2,716,000
Sr. Notes(f)	B2	8.13	6/15/12	2,745	2,696,963
SUPERVALU, Inc., Sr. Notes(f)	B1	7.50	11/15/14	1,175	1,213,188

					29,405,464

Gaming 5.3%
Boyd Gaming Corp.,
Sr. Sub. Notes(f)	Ba3	6.75	4/15/14	1,955	1,862,138
Sr. Sub. Notes	Ba3	7.13	2/1/16	200	190,500
Caesars Entertainment, Inc., Sr. Notes(f)	Ba1	8.13	5/15/11	775	767,250
CCM Merger, Inc., Notes, 144A(f)	B3	8.00	8/1/13	7,710	7,151,024
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25	11/15/19	235	224,425
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00	11/15/13	180	176,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sec’d. Notes, 144A	B3	12.00	10/15/15	2,500	2,350,000
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A(f)	Caa1	10.25	6/15/15	5,725	5,066,625
Harrahs Operating Co., Inc.,
Gtd. Notes	Baa3	5.50	7/1/10	4,175	3,955,813
Gtd. Notes	Baa3	5.63	6/1/15	4,740	3,531,300
Gtd. Notes	Baa3	6.50	6/1/16	775	589,000
Herbst Gaming, Inc., Gtd. Notes	Caa1	7.00	11/15/14	150	99,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B3	7.00	3/1/14	750	641,250
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	2,050	2,091,000
Sr. Sub. Notes	B1	9.38	2/15/10	450	464,625
MGM Mirage,
Gtd. Notes(f)	Ba2	6.00	10/1/09	8,840	8,751,599
Gtd. Notes	Ba2	6.75	4/1/13	750	723,750
Gtd. Notes	Ba2	6.88	4/1/16	2,000	1,882,500
Gtd. Notes(f)	Ba2	7.50	6/1/16	5,250	5,158,125
Gtd. Notes(f)	B1	8.38	2/1/11	1,750	1,789,375
Gtd. Notes	Ba2	8.50	9/15/10	1,000	1,037,500
Sr. Notes	Ba2	5.88	2/27/14	1,250	1,132,813
Sr. Notes	Ba2	6.75	9/1/12	750	726,563

Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.00	4/1/12	3,700	3,732,375
Sr. Sub. Notes	Ba2	8.38	7/1/11	295	297,950
Sr. Unsec’d. Notes(f)	Baa3	6.13	2/15/13	2,500	2,375,000
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75	11/1/11	1,500	1,545,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(f)	B3	9.38	6/15/15	2,200	2,156,000
Station Casinos, Inc.,
Sr. Notes(f)	B2	6.00	4/1/12	2,995	2,717,963
Sr. Sub. Notes(f)	Caa1	6.50	2/1/14	2,655	2,150,550
Sr. Sub. Notes	Caa1	6.63	3/15/18	2,000	1,515,000
Sr. Sub. Notes	Caa1	6.88	3/1/16	65	51,756
Tropicana Entertainment LLC, Sr. Sub. Notes	Caa1	9.63	12/15/14	4,925	3,422,875

					70,327,044

Healthcare & Pharmaceutical 10.0%
Accellent, Inc., Sr. Notes	Caa2	10.50	12/1/13	11,825	10,465,125
Alliance Imaging, Inc.,
Sr. Sub. Notes(f)	B3	7.25	12/15/12	2,575	2,394,750
Sr. Sub. Notes, 144A	B3	7.25	12/15/12	3,500	3,255,000
Community Health Systems, Inc.,
Bank Loan(k)	Ba3	7.493	7/25/14	619	591,085
Bank Loan(k)	Ba3	7.493	7/25/14	9,381	8,962,325
Gtd. Notes	B3	8.88	7/15/15	8,500	8,585,000
DaVita, Inc., Gtd. Notes	B2	7.25	3/15/15	822	799,395
Elan Finance PLC (Ireland), (i)
Sr. Notes	B3	7.75	11/15/11	4,400	4,312,000
Sr. Unsec’d. Notes(f)	B3	8.88	12/1/13	3,100	3,100,000
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.88	6/15/11	410	423,325
Hanger Orthopedic Group, Inc.	Caa1	10.25	6/1/14	2,700	2,767,500
HCA, Inc.,
Bank Loan(k)	Ba3	7.45	11/17/13	6,948	6,644,089
Notes	Caa1	7.50	11/15/95	1,500	1,135,386
Notes	Caa1	7.69	6/15/25	840	681,118
Notes, M.T.N.	Caa1	8.70	2/10/10	550	551,527
Notes	Caa1	8.75	9/1/10	3,300	3,304,125
Notes, M.T.N.	Caa1	9.00	12/15/14	4,000	3,843,048
Sec’d. Notes	B2	9.13	11/15/14	2,160	2,208,600
Sec’d. Notes(f)	B2	9.25	11/15/16	13,750	14,231,249
Sec’d. Notes(f)	B2	9.63	11/15/16	1,350	1,404,000
LVB Acquisition Merger Sub., Inc., 144A
Gtd. Notes	B3	10.00	10/15/17	4,975	5,030,969
Gtd. Notes	Caa1	11.63	10/15/17	5,325	5,251,781
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	4/1/14	500	495,000
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.13	6/1/13	650	585,000
PTS Acquisitions Corp.,
Bank Loan(k)	Ba3	7.45	4/10/14	6,983	6,629,011
Sr. Notes, 144A	Caa1	9.50	4/15/15	4,375	3,981,250
Res-Care, Inc., Sr. Notes(k)	B1	7.75	10/15/13	1,000	990,000
Select Medical Corp., Sr. Sub. Notes(f)	B3	7.63	2/1/15	1,605	1,364,250
Senior Housing Properties Trust,
Sr. Notes	Ba1	7.88	4/15/15	2,000	2,089,784
Sr. Notes	Ba1	8.63	1/15/12	4,525	4,841,750
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	5,431	5,784,015
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A(f)	Caa1	10.00	7/15/17	2,800	2,548,000

Ventas Realty LP,
Gtd. Notes	Ba1	6.75		4/1/17	450	444,375
Sr. Notes	Ba1	6.50		6/1/16	150	146,250
Sr. Notes	Ba1	9.00		5/1/12	2,880	3,110,400
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.13		7/15/17	10,006	9,105,460

						132,055,942

Lodging & Leisure 1.6%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50		6/1/11	4,825	5,078,313
Gaylord Entertainment Co., Sr. Notes	B3	8.00		11/15/13	125	124,375
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75		6/1/16	1,775	1,761,688
Sr. Notes(f)	Ba1	7.13		11/1/13	5,510	5,523,775
Sr. Notes, Ser. M	Ba1	7.00		8/15/12	6,250	6,249,999
Royal Caribbean Cruises Ltd. (Liberia),(i)
Sr. Notes	Ba1	6.88		12/1/13	1,580	1,550,481
Sr. Notes	Ba1	8.75		2/2/11	850	908,909

						21,197,540

Media & Entertainment 7.4%
AMC Entertainment, Inc.,
Sr. Notes	B2	11.00		2/1/16	400	419,000
Sr. Sub. Notes	B2	8.00		3/1/14	4,075	3,861,063
Cinemark, Inc., Sr. Notes (Zero thru 3/15/09)	B3	Zero	(l)	3/15/14	2,400	2,232,000
Clear Channel Communications, Inc.,
Debs.	Baa3	6.88		6/15/18	525	425,866
Sr. Notes	Baa3	5.50		9/15/14	1,370	1,092,359
Sr. Notes(f)	Baa3	5.75		1/15/13	4,025	3,441,375
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.88		5/15/14	2,100	1,764,000
Dex Media West LLC, Sr. Sub. Notes	B1	9.88		8/15/13	7,525	7,816,593
Dex Media, Inc., Notes	B2	8.00		11/15/13	2,645	2,525,975
DirecTV Holdings LLC,
Gtd. Notes, Ser. B	Ba3	6.38		6/15/15	3,059	2,959,583
Sr. Notes	Ba3	8.38		3/15/13	500	518,750
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00		10/1/13	775	802,125
Sr. Notes	Ba3	6.38		10/1/11	1,025	1,040,375
Sr. Notes	Ba3	6.63		10/1/14	1,600	1,620,000
Sr. Notes	Ba3	7.13		2/1/16	8,935	9,303,568
Idearc, Inc., Gtd. Notes	B2	8.00		11/15/16	4,385	4,099,975
Intelsat Bermuda Ltd. (Bermuda),(i)
Sr. Notes(f)	B2	8.25		1/15/13	9,645	9,741,449
Sr. Notes	Caa1	11.25		6/15/16	7,975	8,254,124
Sr. Unsec’d. Notes(f)	Caa1	5.25		11/1/08	1,500	1,485,000
Intelsat Corp., Gtd. Notes	B2	9.00		6/15/16	300	304,500
MediaNews Group, Inc.,
Sr. Sub. Notes	B3	6.38		4/1/14	3,175	2,032,000
Sr. Sub. Notes	B3	6.88		10/1/13	3,825	2,486,250
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00		8/1/13	1,460	1,047,550
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(f)	Caa1	10.00		8/1/14	2,175	2,213,063
Panamsat Corp., Gtd. Notes	B2	9.00		8/15/14	125	126,875
Quebecor Media, Inc., (Canada), Sr. Notes(i)	B2	7.75		3/15/16	4,820	4,494,650

Quebecor World Capital Corp. (Canada), Sr. Notes, 144A(i)	Caa1	8.75		3/15/16	2,150	1,617,875
Quebecor World, Inc. (Canada), Sr. Notes 144A(i)	Caa1	9.75		1/15/15	445	353,775
Radio One, Inc., Gtd. Notes, Ser. B	B1	8.88		7/1/11	2,993	2,776,008
Rainbow National Services LLC, Sr. Notes, 144A	B3	10.38		9/1/14	215	232,200
RH Donnelley,
Sr. Disc. Notes	B3	6.88		1/15/13	3,000	2,737,500
Sr. Notes	B3	8.88		1/15/16	1,190	1,124,550
Sinclair Broadcast Group, Inc., Gtd. Notes	Ba3	8.00		3/15/12	48	48,960
Universal City Development Partners, Unsec’d. Notes	B1	11.75		4/1/10	500	517,500
Universal City Florida Holdings Co., Sr. Notes	B3	9.66	(j)	5/1/10	300	303,000
Univision Communications, Inc.,
Bank Loan(k)	Ba3	7.45		9/29/14	134	122,931
Bank Loan(k)	Ba3	7.45		9/29/14	3,866	3,540,401
Sr. Notes, 144A(f)	B3	9.75		3/15/15	6,760	6,286,800
Vertis, Inc., Sec’d. Notes	B1	9.75		4/1/09	1,330	1,236,900

						97,006,468

Metals 4.7%
AK Steel Corp., Gtd. Notes(f)	B1	7.75		6/15/12	2,135	2,129,663
Aleris International, Inc.,
Gtd. Notes	B3	9.00		12/15/14	900	774,000
Gtd. Notes	Caa1	10.00		12/15/16	1,000	840,000
Arch Western Finance LLC, Sr. Notes(f)	B1	6.75		7/1/13	2,635	2,549,363
Century Aluminum Co., Sr. Notes	B1	7.50		8/15/14	2,730	2,678,813
CSN Islands VII Corp. (Cayman Islands), Gtd. Notes, 144A(i)	BB(a)	10.75		9/12/08	1,990	2,049,700
FMG Finance Pty Ltd. (Australia), Sec’d. Notes, 144A(f)(i)	B1	10.63		9/1/16	3,850	4,427,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d Notes	Ba3	8.39	(j)	4/1/15	2,500	2,543,750
Unsec’d. Notes(f)	Ba3	8.38		4/1/17	9,150	9,881,999
Gerdau Ameristeel Corp. (Canada), Sr. Notes(i)	Ba1	10.38		7/15/11	3,500	3,657,500
Ispat Inland ULC (Canada), Sec’d. Notes(i)	Baa3	9.75		4/1/14	4,980	5,443,265
Metals USA, Inc., Sec’d. Notes	B3	11.13		12/1/15	7,400	7,658,999
Novelis, Inc.(Canada), Sr. Notes(i)	B3	7.25		2/15/15	1,506	1,404,392
Peabody Energy Corp., Gtd. Notes, Ser. B	Ba1	6.88		3/15/13	3,190	3,197,975
PNA Group, Inc., Sr. Unsec’d. Notes	B3	10.75		9/1/16	3,000	2,880,000
Ryerson, Inc., Sec’d. Notes, 144A(f)	B2	12.00		11/1/15	6,000	5,887,500
Southern Copper Corp., Sr. Notes	Baa2	7.50		7/27/35	3,450	3,695,505

						61,699,924

Non Captive Finance 2.0%
General Motors Acceptance Corp.,(f)
Notes	Ba2	6.88		8/28/12	11,040	9,385,568
Notes	Ba2	6.88		9/15/11	7,945	6,941,562
GMAC LLC,
Notes	Ba2	7.00		2/1/12	650	567,657
Unsub. Notes(f)	Ba2	6.63		5/15/12	3,000	2,541,657
Residential Capital Corp.	Ba3	8.38		6/30/15	2,625	1,693,125
Residential Capital LLC,
Gtd. Notes	Ba3	7.88		6/30/10	5,375	3,641,563
Sr. Unsec’d. Notes, M.T.N.	Ba3	9.38		7/1/14	1,125	1,422,440

						26,193,572

Packaging 2.4%
Ball Corp.,
Gtd. Notes	Ba1	6.63		3/15/18	1,950	1,925,625
Gtd. Notes(f)	Ba1	6.88		12/15/12	3,000	3,052,500
Berry Plastics Hldg. Corp.,(f)
Sec’d. Notes	B3	8.88		9/15/14	3,800	3,667,000
Sec’d. Notes	B3	9.57	(j)	9/15/14	1,750	1,680,000
Crown Americas LLC,
Gtd. Notes(f)	B1	7.63		11/15/13	5,550	5,660,999
Gtd. Notes	B1	7.75		11/15/15	600	612,000
Exopack Holding, Inc., Gtd. Notes	B3	11.25		2/1/14	4,000	3,940,000
Graham Packaging Co., Inc., (f)
Sr. Notes	Caa1	8.50		10/15/12	915	853,238
Sr. Sub. Notes	Caa1	9.88		10/15/14	2,305	2,114,838
Grief Brothers Corp., Sr. Sub. Notes	Ba2	6.75		2/1/17	5,500	5,211,249
Owens Brockway Glass Container, Inc.,
Gtd. Notes	B3	6.75		12/1/14	250	248,125
Gtd. Notes	Ba2	8.88		2/15/09	110	110,413
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A(e)(k)	NR	Zero		11/30/08	55	1
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75		11/15/13	2,717	2,649,075

						31,725,063

Paper 3.2%
Abitibi Consolidated, Inc. (Canada), Notes(f)(i)	B3	5.25		6/20/08	2,100	2,047,500
Cascades, Inc. (Canada), Sr. Notes(i)	Ba3	7.25		2/15/13	3,205	3,012,700
Catalyst Paper Corp., (Canada), Sr. Notes(i)	B2	8.63		6/15/11	5,400	4,482,000
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75		3/15/10	1,425	1,368,000
Domtar Corp.,
Gtd. Notes	B1	5.38		12/1/13	825	738,375
Gtd. Notes	B+(a)	7.88		10/15/11	1,465	1,490,638
Georgia Pacific Corp.,
Debs.	B2	7.75		11/15/29	50	45,625
Gtd. Notes	Ba2	7.13		5/1/16	270	264,600
Gtd. Notes, 144A (cost $3,950,000; purchased 12/31/06)(b)	Ba3	7.13		1/15/17	3,950	3,782,125
Notes(f)	B2	8.13		5/15/11	1,400	1,424,500
Sr. Unsec’d. Notes	B2	8.00		1/15/24	310	292,175
Graphic Packaging Int’l, Inc.,
Sr. Notes	B2	8.50		8/15/11	5,010	4,934,849
Sr. Sub. Notes(f)	B3	9.50		8/15/13	1,500	1,485,000
Jefferson Smurfit Corp., Gtd. Notes	B3	8.25		10/1/12	1,000	990,000
Millar Western Forest Products Ltd. (Canada), Sr. Notes(i)	B2	7.75		11/15/13	275	204,188
NewPage Corp., Gtd. Notes	B2	10.00		5/1/12	1,850	1,887,000
Norampac, Inc. (Canada), Sr. Notes(i)	Ba3	6.75		6/1/13	1,125	1,029,375
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(i)	Ba2	7.50		11/20/25	100	96,000
Smurfit Kappa Funding PLC (Ireland), Sr. Sub. Notes(i)	B2	7.75		4/1/15	100	95,000
Smurfit Stone Container Enterprises, (f)
Sr. Notes	B3	8.00		3/15/17	1,375	1,320,000

Sr. Notes	B3	8.38		7/1/12	2,995	2,927,613
Stone Container Finance (Canada), Gtd. Notes(i)	B3	7.38		7/15/14	1,505	1,399,650
Verso Paper Hldgs.,
Notes	B2	8.66	(j)	8/1/14	430	421,400
Notes	B2	9.13		8/1/14	1,700	1,689,375
Sr. Sub. Notes(f)	B3	11.38		8/1/16	4,300	4,364,500

						41,792,188

Pipelines & Other 2.8%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.13		5/20/16	4,290	4,118,400
El Paso Corp.,
Sr. Unsec’d. Notes	Ba3	7.80		8/1/31	750	749,237
Sr. Unsec’d. Notes(f)	Ba3	7.88		6/15/12	750	784,947
Sr. Unsec’d. Notes	Ba3	8.05		10/15/30	450	461,457
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75		5/1/14	1,500	1,455,000
Inergy LP/Inergy Finance Corp., Sr. Notes	B1	8.25		3/1/16	3,750	3,871,875
Kinder Morgan Finance Co. ULC (Canada),(i)
Gtd. Notes	Ba2	5.70		1/5/16	2,150	1,922,246
Gtd. Notes	Ba2	6.40		1/5/36	2,950	2,450,916
Pacific Energy Partners LP, Sr. Notes	Baa3	7.13		6/15/14	1,900	1,981,216
SemGroup LP, Sr. Notes, 144A (cost $406,065; purchased 4/28/06-10/3/06)(b)	B1	8.75		11/15/15	400	382,000
Sonat, Inc., Notes	Ba3	7.63		7/15/11	350	365,137
Southern Natural Gas Co., Notes	Baa3	8.00		3/1/32	125	143,036
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Sr. Notes	B1	6.88		12/15/13	505	486,063
Targa Resources, Inc., Gtd. Notes, 144A	B3	8.50		11/1/13	1,400	1,372,000
Williams Cos., Inc.,
Notes	Baa3	7.13		9/1/11	10,275	10,788,749
Notes	Baa3	8.13		3/15/12	4,610	5,024,899
Williams Partners LP, Gtd. Notes	Ba3	7.25		2/1/17	225	230,625

						36,587,803

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50		2/1/17	150	136,875

Retailers 1.9%
Buhrmann US, Inc., (Netherlands), Gtd. Notes(i)	B2	7.88		3/1/15	275	259,188
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50		12/15/13	1,701	1,683,990
GSC Holdings, Gtd. Notes	Ba3	8.00		10/1/12	1,140	1,185,600
Michaels Stores, Inc., Gtd. Notes(f)	B2	10.00		11/1/14	2,000	1,970,000
Neiman Marcus Group, Inc., Gtd. Notes	B2	9.00		10/15/15	6,280	6,531,200
Pantry, Inc., Sr. Sub. Notes(k)	B3	7.75		2/15/14	2,825	2,613,125
Rite Aid Corp., Sec’d. Notes	B3	8.13		5/1/10	5,720	5,720,000
Sally Holdings LLC, Sr. Notes	B2	9.25		11/15/14	200	199,000
Stripes Acquisition LLC/ Susser Finance Corp., Sr. Notes	B3	10.63		12/15/13	2,849	2,977,205
Susser Holdings LLC, Sr. Notes, 144A(k)	B3	10.63		12/15/13	1,640	1,713,800
Yankee Acquisition Corp., Sr. Notes	B3	8.50		2/15/15	100	92,500

						24,945,608

Structured Notes 0.2%
CDX North America High Yield, Pass-thru Certs., 9T1, 144A(f)	B3	8.75	12/29/12	2,600	2,557,750

Technology 5.6%
Amkor Technology, Inc., Sr. Notes	B1	7.13	3/15/11	1,475	1,408,625
Ampex Corp., Sec’d. Notes, PIK(k)	NR	12.00	8/15/08	146	109,581
Avago Technologies Finance Pte (Singapore), (i) Sr. Notes	B2	10.13	12/1/13	1,400	1,473,500
Celestica, Inc. (Canada), (i)
Sr. Sub. Notes	B3	7.63	7/1/13	200	188,000
Sr. Sub. Notes	B3	7.88	7/1/11	150	145,125
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00	2/1/12	250	250,625
First Data Corp.,
Bank Loan(k)	Ba3	7.981	9/24/14	4,000	3,807,000
Bank Loan(k)	Ba3	7.981	9/24/14	5,000	4,744,885
Gtd. Notes, 144A(f)	B3	9.88	9/24/15	2,000	1,860,000
Flextronics Int’l, Ltd. (Singapore),(i)
Bank Loan(k)	Ba1	7.234	10/1/14	1,563	1,524,903
Bank Loan(k)	Ba1	7.474	10/1/14	5,438	5,306,663
Sr. Sub. Notes	Ba2	6.25	11/15/14	1,500	1,426,875
Sr. Sub. Notes	Ba2	6.50	5/15/13	3,370	3,277,325
Freescale Semiconductor, Inc.,
Sr. Sub. Notes(f)	B2	10.13	12/15/16	810	694,575
Sr. Unsec’d. Notes(f)	B1	8.88	12/15/14	3,255	2,974,256
Sr. Unsec’d. Notes	B1	9.13	12/15/14	17,400	15,181,500
Iron Mountain, Inc., Sr. Sub. Notes	B3	8.63	4/1/13	6,075	6,128,156
Nortel Networks Corp. (Canada), Notes(i)	B3	4.25	9/1/08	927	911,936
Nortel Networks Ltd. (Canada), Gtd. Notes, 144A(i)	B3	10.13	7/15/13	175	179,813
NXP BV / NXP Funding LLC (Netherlands), Sec’d. Notes(i)	Ba3	7.88	10/15/14	1,505	1,444,800
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/1/15	2,000	1,860,000
Sanmina-SCI Corp., Sr. Sub. Notes(f)	B2	8.13	3/1/16	325	287,625
Seagate Technology HDD Holdings,
Gtd. Notes	Ba1	6.38	10/1/11	3,600	3,568,500
Gtd. Notes	Ba1	6.80	10/1/16	2,000	1,970,000
Sensata Technologies, Inc. (Netherlands), Sr. Notes(f)(i)	B3	8.00	5/1/14	4,585	4,264,050
Serena Software, Inc., Gtd. Notes	Caa1	10.38	3/15/16	5,390	5,443,900
STATS ChipPAC Ltd. (Singapore), Sr. Notes(i)	Ba1	6.75	11/15/11	1,670	1,670,000
Sungard Data Systems, Inc., Gtd. Notes(f)	Caa1	9.13	8/15/13	798	811,965
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	1,290	1,157,775
Xerox Corp., Sr. Notes	Baa2	6.88	8/15/11	200	213,913

					74,285,871

Telecommunications 5.3%
Alltel Corp., Sr. Notes(f)	Caa1	7.00	7/1/12	495	430,617
American Cellular Corp., Sr. Notes, Ser. B	B1	10.00	8/1/11	54	56,565
Centennial Cellular Corp., Gtd. Notes, Ser. B	B2	10.13	6/15/13	1,685	1,760,825
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	1,150	1,150,000
Sr. Sub. Notes(f)	B2	8.38	1/15/14	3,380	3,270,150
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	2,045	2,213,713
Sr. Notes	Ba2	6.25	1/15/13	5,085	4,913,381

Sr. Notes	Ba2	9.00		8/15/31	1,035	1,042,763
Cricket Communications, Inc.,
Gtd. Notes, 144A	Caa1	9.38		11/1/14	2,200	2,046,000
Sr. Notes(f)	Caa1	9.38		11/1/14	950	883,500
Dobson Cellular Systems, Inc., Sec’d. Notes	Baa3	8.38		11/1/11	1,925	2,064,563
Dobson Communications Corp., Sr. Notes	B2	9.49	(j)	10/15/12	945	963,900
Hawaiian Telcom Communication, Inc., (f)
Sr. Notes	Caa1	10.32	(j)	5/1/13	1,650	1,654,125
Sr. Notes	Caa1	12.50		5/1/15	3,515	3,620,450
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25		3/15/13	10,475	10,448,812
Nextel Communications, Inc., Gtd. Notes, Ser. D	Baa3	7.38		8/1/15	425	418,389
Nordic Teleco Holding, Inc. (Denmark), Sr. Notes, 144A(i)	B2	8.88		5/1/16	5,220	5,298,300
PAETEC Holding Corp., Sr. Notes, 144A(f)	Caa1	9.50		7/15/15	2,625	2,605,313
Qwest Communications Int’l., Inc., Gtd. Notes(f)	Ba3	7.50		2/15/14	5,055	5,017,088
Qwest Corp.,
Debs.	Ba1	6.88		9/15/33	1,025	932,750
Debs.	Ba1	7.20		11/10/26	1,000	935,000
Sr. Notes(f)	Ba1	7.63		6/15/15	2,380	2,427,600
Sr. Unsec’d. Notes	Ba1	7.50		10/1/14	3,550	3,594,375
Rogers Wireless Communications, Inc. (Canada), Sr. Sub. Notes(i)	Ba1	8.00		12/15/12	225	234,729
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.88		2/1/10	200	207,500
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25		2/15/14	3,950	4,038,875
Wind Acquisition Holdings (Luxembourg), Bank Loan(i)(k)	NR	12.45		12/21/11	220	218,625
Windstream Corp.,
Gtd. Notes	Ba3	8.13		8/1/13	2,000	2,057,500
Sr. Notes	Ba3	8.63		8/1/16	5,135	5,327,562

						69,832,970

Total corporate bonds						1,244,607,549

SOVEREIGN BOND 0.4%
Republic of Argentina, Bonds(i)	B+(a)	7.00		10/3/15	5,800	4,631,461

					Shares
COMMON STOCKS 0.3%
Embarq Corp.					2,933	149,436
General Chemical Industrial Products, Inc., Ser. A(c)(k)					103	—	†
General Chemical Industrial Products, Inc.(c)(k)					179	49,907
Mirant Corp.(f)					3,191	123,141
Neenah Enterprises, Inc.(c)(k)					3,902	14,633
Peachtree Cable Assoc. Ltd.(c)(k)					31,559	316
Pliant Corp.(c)(k)					2	—	†
Russell Stanley Holdings, Inc.(c)(k)					6,000	6
Sprint Nextel Corp.(c)(f)					28,675	445,036
Xerox Corp.(c)					194,797	3,288,173

Total common stocks						4,070,648

PREFERRED STOCKS(c)
Building Materials & Construction
New Millenium Homes LLC, Ser. A(d)(k)		2,000	370,000

Cable
Adelphia Recovery Trust(k)		2,000,000	2,000
Adelphia Communications Corp.(k)		20,000	20
PTV, Inc., Ser. A, 10.00%		9	12

			2,032

Total preferred stocks			372,032

	Expiration Date
WARRANTS(c)
Cable
TVN Entertainment (k)	1/1/49	46,241	26,820

Capital Goods
Pliant Corp., 144A(k)	6/1/10	475	—	†

Chemicals
General Chemical Industrial Products, Ser. B(k)	12/31/49	77	—	†
Sterling Chemical, Inc.(d)(k)	8/15/08	5,450	5

Consumer
Icon Fitness(k)	2/31/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Media & Entertainment
XM Satellite Radio, Inc., 144A(k)	3/15/10	345	—	†

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(k)	4/1/15	275	2,256

Technology
Viasystems Group, Inc.(k)	1/10/31	166,335	17

Telecommunications
GT Group Telecom, Inc. (Canada), 144A(d)(i)(k)	2/1/10	8,610	9
Verado Holdings, Inc.(k)	4/15/08	4,075	1,642
Versatel Telecom Int’l. NV (Netherlands)(i)(k)	5/15/08	10,000	10

			1,661

Total warrants			30,833

Total long-term investments (cost $1,318,224,388)			1,269,783,938

SHORT-TERM INVESTMENTS 20.6%
Affiliated Mutual Funds
Dryden Core Investment Fund - Dryden Short-Term
Core Bond Series(h)		41,264	390,358
Dryden Core Investment Fund - Taxable Money
Market Series (includes $262,839,997 of cash collateral received for securities on loan)(g)(h)		270,599,531	270,599,531

Total short-term investments (cost $271,005,951)			270,989,889

Total Investments(m)(n) 117.0% (cost $1,589,230,339)			1,540,773,827
Liabilities in excess of other assets(o) (17.0%)			(224,183,497)

Net Assets 100%			$1,316,590,330

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind.

NR—Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

† Less than $0.50.

(a)	Standard & Poor’s rating. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Indicates a restricted security; the aggregate cost of such securities is $4,356,065. The aggregate value of $4,164,125 is approximately 0.3% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $250,044,881; cash collateral of $262,839,997 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at November 30, 2007.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	As of November 30, 2007, 19 securities representing $1,737,526 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States Federal income tax basis of the Fund’s investment and the net unrealized depreciation as of November 30, 2007 were as follow:

Tax Basis of Investments	Appreciation	(Depreciation)	Net Unrealized (Depreciation)
$1,592,898,787	$17,818,722	$(69,943,682)	$(52,124,960)

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

Credit default swap agreements outstanding at November 30, 2007:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/20/2008	$18,500	2.38%	Harrah’s Operating Company, Inc., 5.625%, 6/1/12	$(11,910)
Merrill Lynch Capital Services, Inc.	12/20/2012	17,000	3.75	CDX North America High Yield, Ser. 9-V1, 0.00%, 12/20/12	(492,136)
Credit Suisse International	12/20/2012	5,000	3.75	CDX North America High Yield, Ser. 9-V1, 0.00%, 12/20/12	19,730
Citibank, NA	12/20/2008	8,500	2.50	Alltel Corporation, 7.00%, 7/1/12	6,970

Deutsche Bank AG	12/20/2012	15,000	3.75	CDX North America High Yield, Ser. 9-V1, 0.00%, 12/20/12	(91,853)
Citibank, NA	12/20/2012	3,500	2.85	American Axle & Manufacturing, Inc., 5.25%, 2/11/14	113,053
Merrill Lynch Capital Services, Inc.	09/20/2009	2,000	4.65	General Motors Corp., 7.125%, 7/15/19	(30,946)
Morgan Stanley Capital Services, Inc.	09/20/2010	2,500	4.20	Lear Corp., 8.11%, 5/15/09	64,964

					$(422,128)

Forward Foreign currency exchange contract outstanding at November 30, 2007:

Foreign Currency Contract	Contracts to Deliver	Payable at Settlement Date	Value at November 30, 2007	Unrealized Appreciation
Sold:
Pound Sterling expiring 12/19/07	GBP1,582,751	3,255,516	3,252,064	$3,452

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series the Short-Term Bond Series (the “Series”), portfolios of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and a short-term bond fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.